Financial Assets and Financial Liabilities - Summary of Information About Fair Value Measurements Using Unobservable Inputs Liablities (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Fair value	₩ 7,992,114	₩ 9,342,878
Derivative linked securities
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Fair value	₩ 7,817,514	₩ 9,201,431
Valuation techniques	DCF Model, Closed Form, FDM, MonteCarlo Simulation, Hull and White Model, Black-Scholes Model	DCF Model, Closed Form, FDM, MonteCarlo Simulation, Hull and White Model, Black-Scholes Model
Relationship Of Volatility Of The Underlying Asset	The higher the volatility, the higher the fair value fluctuation	The higher the volatility, the higher the fair value fluctuation
Relationship Of Correlation Between Underlying Asset	The higher the correlation coefficient, the higher the fair value fluctuation	The higher the absolute value of correlation coefficient, the higher the fair value fluctuation
Derivative linked securities | Bottom of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Volatility Of The Underlying Asset Unobservable Inputs Liabilities	1.00%	1.00%
Correlation Coefficient Between Underlying Asset Unobservable Inputs Liabilities	60.35%	61.12%
Derivative linked securities | Top of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Volatility Of The Underlying Asset Unobservable Inputs Liabilities	81.32%	72.00%
Correlation Coefficient Between Underlying Asset Unobservable Inputs Liabilities	90.16%	90.95%
Stock and index
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Fair value	₩ 92,757	₩ 60,291
Valuation techniques	DCF Model, Closed Form, FDM, MonteCarlo Simulation, Hull and White Model, Black-Scholes Model, Binomial Model	DCF Model, Closed Form, FDM, MonteCarlo Simulation, Hull and White Model, Black-Scholes Model, Binomial Model
Relationship Of Correlation Between Underlying Asset	The higher the correlation coefficient, the higher the fair value fluctuation	The higher the correlation coefficient, the higher the fair value fluctuation
Relationship Of Volatility	The higher the volatility, the higher the fair value fluctuation	The higher the volatility, the higher the fair value fluctuation
Stock and index | Bottom of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Volatility Of The Underlying Asset Unobservable Inputs Liabilities	15.07%
Correlation Coefficient Between Underlying Asset Unobservable Inputs Liabilities	60.35%	61.12%
Volatility Unobservable Inputs Liabilities		20.00%
Stock and index | Top of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Volatility Of The Underlying Asset Unobservable Inputs Liabilities	80.58%
Correlation Coefficient Between Underlying Asset Unobservable Inputs Liabilities	88.17%	90.95%
Volatility Unobservable Inputs Liabilities		68.00%
Others
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Fair value	₩ 81,843	₩ 81,156
Valuation techniques	DCF Model, Hull and White Model, MonteCarlo Simulation, Closed Form	MonteCarlo Simulation, Hull and White Model, DCF Model, Closed Form
Relationship Of Volatility Of The Underlying Asset	The higher the volatility, the higher the fair value fluctuation
Relationship Of Correlation Between Underlying Asset	The higher the correlation coefficient, the higher the fair value fluctuation	The higher the absolute value of correlation coefficient, the higher the fair value fluctuation
Relationship Of Volatility		The higher the volatility, the higher the fair value fluctuation
Relationship Of Discount Rate	The lower the discount rate, the higher the fair value	The higher the discount rate, the lower the fair value
Others | Bottom of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Volatility Of The Underlying Asset Unobservable Inputs Liabilities	5.29%
Correlation Coefficient Between Underlying Asset Unobservable Inputs Liabilities	48.31%	50.48%
Volatility Unobservable Inputs Liabilities		21.00%
Discount Rate Unobservable Inputs Liabilities	1.46%	1.15%
Others | Top of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Volatility Of The Underlying Asset Unobservable Inputs Liabilities	53.57%
Correlation Coefficient Between Underlying Asset Unobservable Inputs Liabilities	90.16%	90.95%
Volatility Unobservable Inputs Liabilities		68.00%
Discount Rate Unobservable Inputs Liabilities	2.83%	1.29%